Columbia Ultra Short Term Bond Fund
Third Quarter Report
April 30, 2026 (Unaudited)

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Portfolio of Investments
Columbia Ultra Short Term Bond Fund, April 30, 2026 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Asset-Backed Securities - Non-Agency 32.6%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
ACHV ABS Trust(a)
Series 2024-1PL Class A
04/25/2031	5.900%	76,512	76,727
Series 2024-2PL Class A
10/27/2031	5.070%	1,379,062	1,383,567
Subordinated Series 2024-1PL Class B
04/25/2031	6.340%	234,323	236,083
American Credit Acceptance Receivables Trust(a)
Series 2022-4 Class D
02/15/2029	8.000%	3,074,338	3,092,569
Avtech Equipment Receivables Funding LLC(a)
Series 2026-1A Class A
02/15/2033	4.550%	3,691,314	3,685,389
BMW Vehicle Lease Trust
Series 2024-1 Class A4
06/25/2027	5.000%	11,300,000	11,326,831
Carmax Auto Owner Trust
Series 2023-3 Class A3
05/15/2028	5.280%	8,760,211	8,799,270
Series 2025-1 Class A3
01/15/2030	4.840%	5,827,000	5,871,222
CarMax Auto Owner Trust
Series 2023-1 Class A4
01/16/2029	4.650%	12,625,000	12,662,263
Series 2024-2 Class A3
01/16/2029	5.500%	10,203,929	10,297,472
Carvana Auto Receivables Trust
Series 2021-N1 Class A
01/10/2028	0.700%	320,905	319,316
Series 2024-P4 Class A3
01/10/2030	4.640%	2,293,288	2,301,113
Carvana Auto Receivables Trust(a)
Series 2024-N2 Class A3
07/10/2028	5.710%	1,079,241	1,080,750
CNH Equipment Trust
Series 2023-A Class A3
08/15/2028	4.810%	634,625	636,974
Series 2024-C Class A2A
02/18/2028	4.300%	835,459	835,733
Series 2024-C Class A3
01/15/2030	4.030%	6,253,000	6,245,131
Subordinated Series 2024-A Class A3
06/15/2029	4.770%	4,651,935	4,679,623
DailyPay Securitization Trust(a)
Series 2025-1A Class A
06/25/2028	5.630%	1,725,000	1,728,464
Asset-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Enterprise Fleet Financing LLC(a)
Series 2024-1 Class A2
03/20/2030	5.230%	3,824,417	3,842,641
FCCU Auto Receivables Trust(a)
Series 2026-1A Class A2
10/15/2029	3.980%	9,250,000	9,235,752
Ford Credit Auto Lease Trust
Series 2024-A Class A4
06/15/2027	5.050%	5,987,274	5,991,612
Series 2025-A Class A3
06/15/2028	4.720%	6,825,000	6,857,937
Ford Credit Auto Owner Trust(a)
Series 2021-2 Class A
05/15/2034	1.530%	14,784,000	14,586,728
Series 2022-1 Class A
11/15/2034	3.880%	31,189,000	31,120,263
Ford Credit Auto Owner Trust
Series 2024-C Class A2A
08/15/2027	4.320%	323,279	323,359
Ford Credit Floorplan Master Owner Trust(a)
Series 2023-1 Class A1
05/15/2028	4.920%	21,968,000	21,974,825
GLS Auto Select Receivables Trust(a)
Series 2024-2A Class A2
06/17/2030	5.580%	10,331,883	10,414,781
Series 2024-4A Class A2
12/17/2029	4.430%	3,455,061	3,460,588
GMF Floorplan Owner Revolving Trust(a)
Series 2023-1 Class A1
06/15/2028	5.340%	20,106,000	20,137,910
Series 2024-1A Class A1
03/15/2029	5.130%	28,347,000	28,609,442
GreenSky Home Improvement Issuer Trust(a)
Series 2024-2 Class A2
10/27/2059	5.250%	172,527	172,827
Series 2025-1A Class A2
03/25/2060	5.120%	1,154,948	1,159,111
Series 2025-2 Class A2
06/25/2060	4.930%	3,628,300	3,636,548
Harley-Davidson Motorcycle Trust
Series 2024-A Class A3
03/15/2029	5.370%	1,250,934	1,262,091
Honda Auto Receivables Owner Trust
Subordinated Series 2023-2 Class A3
11/15/2027	4.930%	399,012	400,106

Columbia Ultra Short Term Bond Fund  | 2026

Portfolio of Investments  (continued)
Columbia Ultra Short Term Bond Fund, April 30, 2026 (Unaudited)
Asset-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Hyundai Auto Lease Securitization Trust(a)
Series 2024-A Class A3
03/15/2027	5.020%	1,323,957	1,324,521
Series 2024-C Class A3
04/17/2028	4.620%	30,771,000	30,860,922
Series 2025-A Class A3
01/18/2028	4.830%	19,755,000	19,862,773
Hyundai Auto Receivables Trust
Series 2025-B Class A2A
08/15/2028	4.450%	771,147	772,526
John Deere Owner Trust
Series 2024-A Class A3
11/15/2028	4.960%	14,464,427	14,549,853
Kubota Credit Owner Trust(a)
Series 2024-1A Class A3
07/17/2028	5.190%	18,156,967	18,288,456
Series 2024-2A Class A2
04/15/2027	5.450%	406,746	407,042
Series 2024-2A Class A3
11/15/2028	5.260%	11,194,000	11,319,965
Marlette Funding Trust(a)
Series 2025-1A Class A
07/16/2035	4.750%	929,945	930,684
Mercedes-Benz Auto Receivables Trust
Series 2023-2 Class A3
11/15/2028	5.950%	2,925,662	2,953,097
Nissan Auto Receivables Owner Trust
Series 2025-A Class A2A
02/15/2028	4.500%	6,911,870	6,924,623
Nissan Master Owner Trust Receivables(a)
Series 2024-B Class A
02/15/2029	5.050%	31,317,000	31,526,097
Pagaya AI Debt Grantor Trust(a)
Series 2024-11 Class A
07/15/2032	5.092%	2,375,023	2,382,391
Series 2024-5 Class A
10/15/2031	6.278%	393,206	393,870
Series 2024-6 Class A
11/15/2031	6.093%	380,322	380,887
Series 2025-1 Class A2
07/15/2032	5.156%	1,460,069	1,465,233
Series 2025-R3 Class A
01/18/2033	4.841%	3,004,893	3,002,342
Pagaya AI Debt Selection Trust(a)
Series 2024-7 Class A
12/15/2031	6.117%	1,898,235	1,902,801
Subordinated Series 2024-7 Class B
12/15/2031	6.574%	2,224,400	2,229,330
Asset-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
PEAC Solutions Receivables LLC(a)
Series 2024-1A Class A2
06/21/2027	5.790%	1,296,357	1,303,015
Series 2024-2A Class A2
04/20/2027	4.740%	1,229,972	1,231,782
RCKT Trust(a)
Series 2025-1A Class A
07/25/2034	4.900%	4,513,203	4,521,832
Reach ABS Trust(a)
Series 2025-1A Class A
08/16/2032	4.960%	1,118,559	1,120,411
Series 2025-2A Class A
08/18/2032	4.930%	2,388,428	2,397,848
Research-Driven Pagaya Motor Asset Trust(a)
Series 2025-4A Class A2
04/25/2034	5.124%	2,600,000	2,605,947
Santander Drive Auto Receivables Trust
Series 2025-4 Class A2
01/15/2029	4.280%	7,499,646	7,505,505
SBNA Auto Lease Trust(a)
Series 2024-A Class A4
01/22/2029	5.240%	4,163,260	4,167,908
SCF Equipment Leasing(a)
Series 2024-1A Class A2
11/20/2029	5.880%	425,343	425,906
SoFi Consumer Loan Program Trust(a)
Series 2025-1 Class A
02/27/2034	4.800%	2,867,014	2,875,171
Series 2025-2 Class A
06/25/2034	4.820%	10,375,396	10,401,276
Series 2025-4 Class A
08/25/2035	4.240%	5,549,039	5,548,704
Series 2026-1 Class A
12/26/2035	4.060%	11,379,854	11,367,101
Toyota Auto Receivables Owner Trust
Series 2023-A Class A3
09/15/2027	4.630%	1,300,958	1,302,581
Upgrade Master Pass-Thru Trust(a)
Series 2025-ST5 Class A
09/15/2032	4.794%	3,887,028	3,890,927
Series 2025-ST6 Class A
10/15/2032	4.611%	2,276,521	2,277,162
Upgrade Master Pass-Thru Trust Series(a)
Series 2025-ST8 Class A
12/15/2033	4.618%	9,665,741	9,677,146
Series 2026-ST1 Class A
03/15/2034	4.244%	7,009,144	7,002,791
Columbia Ultra Short Term Bond Fund  | 2026

Portfolio of Investments  (continued)
Columbia Ultra Short Term Bond Fund, April 30, 2026 (Unaudited)
Asset-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Upstart Securitization Trust(a)
Series 2024-1 Class A
11/20/2034	5.330%	262,512	262,757
Series 2025-2 Class A2
06/20/2035	5.220%	6,408,046	6,421,970
Series 2025-3 Class A2
09/20/2035	4.600%	8,353,370	8,360,023
Series 2025-4 Class A1
11/20/2026	4.344%	145,260	145,278
UPSTART Securitization Trust(a)
Series 2026-1 Class A2
03/20/2036	4.300%	3,540,000	3,530,761
Verizon Master Trust
Series 2024-8 Class A1A
11/20/2030	4.620%	8,040,000	8,100,290
Volkswagen Auto Lease Trust
Series 2024-A Class A3
06/21/2027	5.210%	16,689,360	16,741,344
Series 2024-A Class A4
12/20/2028	5.200%	11,020,000	11,065,564
Volkswagen Auto Loan Enhanced Trust
Series 2024-1 Class A2A
11/22/2027	4.650%	3,294,361	3,298,697
Volvo Financial Equipment LLC(a)
Series 2024-1A Class A2
05/17/2027	4.560%	715,391	715,728
Westlake Flooring Master Trust(a)
Series 2025-1A Class A
10/15/2029	4.230%	6,000,000	5,987,800
WF Card Issuance Trust
Series 2024-A1 Class A
02/15/2029	4.940%	12,750,000	12,849,929
World Omni Auto Receivables Trust
Series 2024-A Class A3
03/15/2029	4.860%	2,537,361	2,548,667
Total Asset-Backed Securities — Non-Agency (Cost $549,814,678)			549,574,252

Commercial Mortgage-Backed Securities - Non-Agency 7.1%

BANK
Series 2017-BNK5 Class A4
06/15/2060	3.131%	12,356,454	12,221,584
Series 2019-BNK18 Class ASB
05/15/2062	3.432%	5,149,552	5,093,126
Bank of America Merrill Lynch Commercial Mortgage Trust
Series 2017-BNK3 Class A3
02/15/2050	3.311%	7,563,941	7,520,697
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Benchmark Mortgage Trust
Series 2018-B3 Class A4
04/10/2051	3.761%	1,214,438	1,199,443
Series 2019-B13 Class ASB
08/15/2057	2.888%	4,319,367	4,214,714
CD Mortgage Trust
Series 2017-CD4 Class ASB
05/10/2050	3.317%	2,399,735	2,390,267
Series 2017-CD6 Class ASB
11/13/2050	3.332%	4,024,749	4,000,461
CFCRE Commercial Mortgage Trust
Series 2017-C8 Class ASB
06/15/2050	3.367%	190,200	189,640
CSAIL Commercial Mortgage Trust
Series 2019-C18 Class ASB
12/15/2052	2.868%	4,869,444	4,744,561
DBJPM Mortgage Trust
Series 2016-C3 Class A5
08/10/2049	2.890%	6,092,135	6,073,860
FirstKey Homes Trust(a)
Series 2021-SFR1 Class A
08/17/2038	1.538%	8,942,058	8,862,418
JPMCC Commercial Mortgage Securities Trust(b)
Series 2016-JP4 Class ASB
12/15/2049	3.474%	460,865	459,863
JPMDB Commercial Mortgage Securities Trust
Series 2016-C4 Class A2
12/15/2049	2.882%	5,094,949	5,069,553
Tricon American Homes(a)
Series 2020-SFR1 Class A
07/17/2038	1.499%	8,211,512	8,156,677
UBS Commercial Mortgage Trust
Series 2017-C2 Class A3
08/15/2050	3.225%	1,698,379	1,680,880
Series 2017-C2 Class A4
08/15/2050	3.487%	6,055,000	5,990,077
Series 2017-C3 Class ASB
08/15/2050	3.215%	1,392,693	1,383,622
Wells Fargo Commercial Mortgage Trust
Series 2016-C36 Class A3
11/15/2059	2.807%	10,152,022	10,096,272
Series 2016-LC25 Class A4
12/15/2059	3.640%	6,165,000	6,139,489
Series 2017-C40 Class A3
10/15/2050	3.317%	9,400,000	9,292,174
Series 2018-C45 Class ASB
06/15/2051	4.147%	4,166,200	4,157,240

Columbia Ultra Short Term Bond Fund  | 2026

Portfolio of Investments  (continued)
Columbia Ultra Short Term Bond Fund, April 30, 2026 (Unaudited)
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Wells Fargo Commercial Mortgage Trust(a),(c)
Series 2017-SMP Class A
1-month Term SOFR + 0.922% Floor 0.750% 12/15/2034	4.577%	11,000,000	10,268,273
Total Commercial Mortgage-Backed Securities - Non-Agency (Cost $119,379,959)			119,204,891

Corporate Bonds & Notes 46.5%

Aerospace & Defense 2.0%
BAE Systems PLC(a)
03/26/2027	5.000%	8,000,000	8,054,451
Boeing Co. (The)
02/01/2027	2.700%	8,500,000	8,400,377
Harris Corp.
06/15/2028	4.400%	9,000,000	9,000,699
Raytheon Technologies Corp.
03/15/2027	3.500%	8,500,000	8,455,351
Total			33,910,878
Automotive 0.4%
Toyota Motor Credit Corp.(c)
SOFR + 0.450% 01/12/2028	4.080%	7,510,000	7,507,389
Banking 13.5%
Bank of America Corp.(c)
SOFR + 1.110% 05/09/2029	4.740%	17,000,000	17,103,559
Bank of Montreal(d)
09/10/2027	4.567%	8,500,000	8,505,405
Bank of New York Mellon Corp. (The)(c)
SOFR + 0.680% 06/09/2028	4.310%	8,983,000	8,991,516
Bank of Nova Scotia (The)(c)
SOFR + 0.760% 09/15/2028	4.390%	8,500,000	8,502,980
Canadian Imperial Bank of Commerce(d)
09/08/2028	4.243%	8,500,000	8,481,056
Citigroup, Inc.(d)
06/09/2027	1.462%	16,000,000	15,947,672
Cooperatieve Rabobank UA(c)
SOFR + 0.410% 01/14/2028	4.040%	8,700,000	8,705,504
Goldman Sachs Group, Inc. (The)(d)
03/15/2028	3.615%	16,000,000	15,886,863
HSBC Holdings PLC(d)
03/13/2028	4.041%	13,500,000	13,446,047
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
JPMorgan Chase & Co.(d)
04/22/2028	5.571%	17,000,000	17,188,558
Morgan Stanley(d)
07/20/2027	1.512%	16,000,000	15,906,409
PNC Financial Services Group, Inc. (The)(d)
07/23/2027	5.102%	8,500,000	8,512,170
Royal Bank of Canada(c)
SOFR + 0.790% 07/23/2027	4.420%	8,500,000	8,507,797
Skandinaviska Enskilda Banken AB(a)
03/05/2027	5.125%	8,000,000	8,064,380
State Street Corp.(d)
04/24/2028	4.543%	8,500,000	8,523,207
Toronto-Dominion Bank (The)(c)
SOFR + 0.580% 01/13/2028	4.210%	8,760,000	8,764,782
Truist Bank(d)
01/27/2029	4.144%	8,500,000	8,459,896
UBS Group AG(a),(d)
05/12/2028	4.751%	8,540,000	8,570,782
US Bank NA(c)
SOFR + 0.910% 05/15/2028	4.540%	9,000,000	9,033,259
Wells Fargo & Co.(d)
01/24/2028	4.900%	14,000,000	14,049,382
Westpac Banking Corp.(c)
SOFR + 0.460% 10/20/2026	4.090%	7,000,000	7,002,671
Total			228,153,895
Cable and Satellite 1.0%
Charter Communications Operating LLC/Capital
03/15/2028	4.200%	8,500,000	8,411,410
Comcast Corp.
01/15/2027	2.350%	8,500,000	8,395,454
Total			16,806,864
Chemicals 0.5%
LYB International Finance II BV
03/02/2027	3.500%	8,500,000	8,431,040
Construction Machinery 1.0%
Caterpillar Financial Services Corp.(c)
SOFR + 0.400% 01/10/2028	4.030%	8,225,000	8,225,072
Columbia Ultra Short Term Bond Fund  | 2026

Portfolio of Investments  (continued)
Columbia Ultra Short Term Bond Fund, April 30, 2026 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
John Deere Capital Corp.(c)
SOFR + 0.500% 03/06/2028	4.130%	8,500,000	8,508,650
Total			16,733,722
Diversified Manufacturing 1.0%
Carrier Global Corp.
02/15/2027	2.493%	8,500,000	8,389,837
Siemens Financieringsmaatschappij NV(a)
03/16/2027	3.400%	8,500,000	8,459,443
Total			16,849,280
Electric 4.2%
Dominion Energy, Inc.
05/15/2028	4.600%	8,500,000	8,528,546
DTE Energy Co.
06/01/2028	4.875%	8,000,000	8,063,850
Duke Energy Corp.
08/15/2027	3.150%	8,500,000	8,385,886
Eversource Energy
03/01/2027	2.900%	8,500,000	8,400,539
Georgia Power Co.(c)
SOFR + 0.280% 09/15/2026	3.910%	5,590,000	5,582,894
NextEra Energy Capital Holdings, Inc.
09/01/2027	4.685%	8,000,000	8,037,144
Public Service Enterprise Group, Inc.
11/15/2027	5.850%	8,000,000	8,168,416
WEC Energy Group, Inc.
01/15/2028	4.750%	8,500,000	8,550,366
Xcel Energy, Inc.
03/21/2028	4.750%	8,000,000	8,041,075
Total			71,758,716
Food and Beverage 2.9%
Bacardi Ltd.(a)
05/15/2028	4.700%	8,500,000	8,496,906
Diageo Capital PLC
10/05/2026	5.375%	6,000,000	6,024,027
Kraft Heinz Foods Co.
05/15/2027	3.875%	8,500,000	8,460,068
Mars, Inc.(a)
03/01/2027	4.450%	8,500,000	8,528,222
Mondelez International, Inc.
03/17/2027	2.625%	8,500,000	8,389,450
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
PepsiCo, Inc.
01/15/2029	4.100%	8,500,000	8,493,033
Total			48,391,706
Health Care 2.5%
Becton Dickinson and Co.
06/06/2027	3.700%	8,500,000	8,440,489
Cigna Corp.
03/01/2027	3.400%	8,500,000	8,446,550
CVS Health Corp.
03/25/2028	4.300%	8,500,000	8,471,012
GE HealthCare Technologies, Inc.
11/15/2027	5.650%	8,000,000	8,144,121
HCA, Inc.
09/01/2028	5.625%	8,500,000	8,665,822
Total			42,167,994
Healthcare Insurance 1.0%
Anthem, Inc.
03/01/2028	4.101%	8,500,000	8,454,596
UnitedHealth Group, Inc.
06/15/2028	4.400%	8,500,000	8,523,694
Total			16,978,290
Independent Energy 0.5%
Woodside Finance Ltd.(a)
03/15/2028	3.700%	8,500,000	8,375,650
Integrated Energy 0.5%
BP Capital Markets PLC
09/19/2027	3.279%	8,000,000	7,907,974
Life Insurance 2.1%
Corebridge Global Funding(a)
08/20/2027	4.650%	8,500,000	8,514,707
Metropolitan Life Global Funding I(a)
04/13/2028	4.250%	8,675,000	8,663,784
Pricoa Global Funding I(a)
08/27/2027	4.400%	8,500,000	8,522,269
Principal Life Global Funding II(a)
08/18/2028	4.250%	9,354,000	9,292,218
Total			34,992,978
Midstream 3.8%
Enbridge, Inc.
11/20/2028	4.200%	8,000,000	7,949,363
Energy Transfer Operating LP
06/15/2028	4.950%	8,000,000	8,074,404

Columbia Ultra Short Term Bond Fund  | 2026

Portfolio of Investments  (continued)
Columbia Ultra Short Term Bond Fund, April 30, 2026 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Enterprise Products Operating LLC
06/20/2028	4.300%	8,000,000	8,002,963
Kinder Morgan, Inc.
11/15/2026	1.750%	7,500,000	7,403,983
MPLX LP
03/15/2028	4.000%	8,500,000	8,434,078
Plains All American Pipeline LP/Finance Corp.
12/15/2026	4.500%	7,500,000	7,506,332
Western Midstream Operating LP
01/15/2029	6.350%	8,000,000	8,324,740
Williams Companies, Inc. (The)
06/15/2027	3.750%	8,000,000	7,945,817
Total			63,641,680
Natural Gas 1.0%
CenterPoint Energy Resources Corp.
03/01/2028	5.250%	8,000,000	8,129,630
NiSource, Inc.
03/30/2028	5.250%	8,000,000	8,119,156
Total			16,248,786
Pharmaceuticals 2.9%
AbbVie, Inc.(c)
SOFR + 0.480% 03/03/2028	4.110%	8,725,000	8,731,251
Amgen, Inc.
03/02/2028	5.150%	8,350,000	8,465,206
AstraZeneca Finance LLC
05/28/2028	1.750%	9,000,000	8,574,066
Bristol Myers Squibb Co.
02/20/2028	3.900%	7,500,000	7,478,285
Gilead Sciences, Inc.
10/01/2027	1.200%	8,213,000	7,889,246
Pfizer, Inc.
11/15/2027	3.875%	8,000,000	7,980,688
Total			49,118,742
Railroads 0.5%
Norfolk Southern Corp.
06/01/2027	3.150%	2,700,000	2,668,070
Union Pacific Corp.
02/05/2027	2.150%	6,018,000	5,933,883
Total			8,601,953
Retailers 0.4%
Home Depot, Inc. (The)
06/25/2026	5.150%	6,500,000	6,509,931
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Technology 2.3%
Broadcom Corp./Cayman Finance Ltd.
01/15/2028	3.500%	8,500,000	8,405,839
Fidelity National Information Services, Inc.(c)
SOFR + 1.210% 03/10/2029	4.840%	8,500,000	8,493,763
NXP BV/Funding LLC/USA, Inc.
06/01/2027	4.400%	8,000,000	8,004,381
Oracle Corp.
02/04/2029	4.550%	10,000,000	9,874,376
Synopsys, Inc.
04/01/2028	4.650%	4,250,000	4,276,319
Total			39,054,678
Transportation Services 0.5%
ERAC USA Finance LLC(a)
05/01/2028	4.600%	8,000,000	8,040,263
Wireless 1.0%
American Tower Corp.
07/15/2027	3.550%	8,500,000	8,417,828
T-Mobile US, Inc.
04/15/2027	3.750%	8,500,000	8,465,067
Total			16,882,895
Wirelines 1.0%
AT&T, Inc.
02/15/2028	4.100%	8,500,000	8,466,742
Verizon Communications, Inc.
03/22/2028	2.100%	8,200,000	7,875,956
Total			16,342,698
Total Corporate Bonds & Notes (Cost $784,026,540)			783,408,002

Foreign Government Obligations(e) 1.0%

Canada 1.0%
Province of Ontario Canada
05/21/2027	1.050%	8,520,000	8,261,742
Province of Quebec Canada
04/13/2028	3.625%	8,500,000	8,442,142
Total			16,703,884
Total Foreign Government Obligations (Cost $16,751,926)			16,703,884

Columbia Ultra Short Term Bond Fund  | 2026

Portfolio of Investments  (continued)
Columbia Ultra Short Term Bond Fund, April 30, 2026 (Unaudited)
Residential Mortgage-Backed Securities - Agency 0.0%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Federal Home Loan Mortgage Corp.(c)
1-year CMT + 2.255% Cap 11.255% 02/01/2036	5.986%	12,822	13,176
Total Residential Mortgage-Backed Securities - Agency (Cost $12,814)			13,176

Residential Mortgage-Backed Securities - Non-Agency 8.2%

ACRA Trust(a),(d)
CMO Series 2024-NQM1 Class A1
10/25/2064	5.608%	8,984,056	9,026,843
BRAVO Residential Funding Trust(a),(c)
CMO Series 2025-HE1 Class A1
30-day Average SOFR + 1.350% 09/25/2072	4.995%	6,393,310	6,406,663
COLT Mortgage Loan Trust(a),(d)
CMO Series 2024-6 Class A1
11/25/2069	5.390%	1,015,615	1,018,637
CMO Series 2024-7 Class A1
12/26/2069	5.538%	4,795,308	4,818,388
Connecticut Avenue Securities Trust(a),(c)
CMO Series 2022-R05 Class 2M1
30-day Average SOFR + 1.900% 04/25/2042	5.545%	1,006,774	1,007,585
Ellington Financial Mortgage Trust(a),(b)
CMO Series 2022-2 Class A1
04/25/2067	4.299%	3,811,653	3,825,638
Freddie Mac STACR REMIC Trust(a),(c)
CMO Series 2022-HQA1 Class M1A
30-day Average SOFR + 2.100% 03/25/2042	5.745%	6,117,895	6,123,390
Homes Trust(a),(b)
CMO Series 2025-NQM3 Class A1
02/25/2070	5.630%	11,374,176	11,425,635
Homeward Opportunities Fund Trust(a),(d)
CMO Series 2025-RRTL2 Class A1
09/25/2040	5.237%	9,500,000	9,516,192
JP Morgan Mortgage Trust(a),(c)
CMO Series 2024-HE3 Class A1
30-day Average SOFR + 1.200% 02/25/2055	4.873%	3,565,671	3,563,247
MFA Trust(a),(b)
CMO Series 2020-NQM3 Class A3
01/26/2065	1.632%	420,527	406,022
OBX Trust(a),(b)
CMO Series 2024-NQ17 Class A1
11/25/2064	5.610%	5,887,228	5,920,479
OBX Trust(a),(d)
CMO Series 2025-NQM6 Class A1
03/25/2065	5.603%	7,657,709	7,708,099
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
PRET LLC(a),(d)
CMO Series 2025-NPL4 Class A1
04/25/2055	6.368%	1,539,901	1,540,959
CMO Series 2025-NPL7 Class A1
07/25/2055	5.657%	3,555,366	3,557,804
CMO Series 2025-NPL8 Class A1
08/25/2055	5.732%	6,980,000	6,985,980
PRPM LLC(a),(d)
CMO Series 2024-8 Class A1
12/25/2029	5.897%	3,778,052	3,779,786
RCO VIII Mortgage LLC(a),(d)
CMO Series 2025-3 Class A1
05/25/2030	6.435%	2,063,067	2,064,616
SAIF Securitization Trust(a),(d)
CMO Series 2024-CES1 Class A1
07/25/2054	5.965%	7,501,395	7,540,212
Toorak Mortgage Trust(a),(d)
CMO Series 2025-RRTL1 Class A1
02/25/2040	5.524%	12,000,000	12,025,910
Towd Point Mortgage Trust(a),(b)
CMO Series 2021-SJ1 Class A1
07/25/2068	2.250%	3,663,264	3,573,500
CMO Series 2022-SJ1 Class A1B
03/25/2062	3.612%	5,699,371	5,629,021
VCAT LLC(a),(d)
CMO Series 2026-NPL2 Class A1
02/25/2056	4.987%	10,788,228	10,793,664
Verus Securitization Trust(a),(d)
Series 2025-10 Class A1FC
06/25/2070	5.017%	6,226,852	6,227,796
Vista Point Securitization Trust(a),(d)
CMO Series 2024-CES3 Class A1
01/25/2055	5.679%	3,318,084	3,331,312
Total Residential Mortgage-Backed Securities - Non-Agency (Cost $137,989,988)			137,817,378

Treasury Bills 1.0%
Issuer	Yield	Principal Amount ($)	Value ($)
United States 1.0%
U.S. Treasury Bills(f)
07/28/2026	3.600%	17,000,000	16,852,054
Total Treasury Bills (Cost $16,850,010)			16,852,054

Columbia Ultra Short Term Bond Fund  | 2026

Portfolio of Investments  (continued)
Columbia Ultra Short Term Bond Fund, April 30, 2026 (Unaudited)
U.S. Government & Agency Obligations 1.0%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Federal Farm Credit Banks Funding Corp.
03/26/2027	4.500%	1,000,000	1,005,705
08/27/2027	3.625%	2,900,000	2,889,694
03/27/2028	3.875%	2,500,000	2,498,371
Federal Home Loan Banks
03/10/2027	4.000%	1,600,000	1,603,212
03/12/2027	4.500%	560,000	563,391
Federal National Mortgage Association
09/24/2026	1.875%	8,500,000	8,438,760
Total U.S. Government & Agency Obligations (Cost $17,012,872)			16,999,133

Money Market Funds 2.1%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 3.810%(g),(h)	35,996,364	35,981,965
Total Money Market Funds (Cost $35,981,904)		35,981,965
Total Investments in Securities (Cost: $1,677,820,691)		1,676,554,735
Other Assets & Liabilities, Net		9,179,717
Net Assets		1,685,734,452
At April 30, 2026, securities and/or cash totaling $2,203,200 were pledged as collateral.
Investments in derivatives
Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Treasury 2-Year Note	(1,836)	06/2026	USD	(380,281,500)	3,247,182	—
Notes to Portfolio of Investments
(a)
Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At April 30, 2026, the total value of these securities amounted to $648,839,344, which represents 38.49% of total net assets.

(b)
Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of April 30, 2026.

(c)	Variable rate security. The interest rate shown was the current rate as of April 30, 2026.
(d)
Represents a variable rate security with a step coupon where the rate adjusts according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter. The interest rate shown was the current rate as of April 30, 2026.

(e)	Principal and interest may not be guaranteed by a governmental entity.
(f)	Zero coupon bond.
(g)	The rate shown is the seven-day current annualized yield at April 30, 2026.
(h)
Under the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended April 30, 2026 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 3.810%
	52,527,222	705,366,331	(721,910,423)	(1,165)	35,981,965	(8,698)	964,201	35,996,364
Abbreviation Legend
CMO	Collateralized Mortgage Obligation
CMT	Constant Maturity Treasury
SOFR	Secured Overnight Financing Rate
Columbia Ultra Short Term Bond Fund  | 2026

Portfolio of Investments  (continued)
Columbia Ultra Short Term Bond Fund, April 30, 2026 (Unaudited)
Currency Legend
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements included within the most recent financial statements and additional information.

Columbia Ultra Short Term Bond Fund  | 2026

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3QT103_(06/26)